INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership Interest and Book Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Book value	$ 2,394	$ 79
Renting Automayor S.A.S. [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 2,394
Cfc Sk Capital S.A.S [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value		$ 79